Lease	12 Months Ended
Oct. 31, 2024
Lease [Abstract]
LEASE

Note 9 — LEASE

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the years ended October 31, 2024, 2023 and 2022 amounted to $96,687, $92,312 and $98,555, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	October 31, 2024	October 31, 2023

Right-of-use assets, net	$23,407	$204,750

Operating lease liabilities - current	$23,407	$90,585
Operating lease liabilities - non-current	-	109,492
Total operating lease liabilities	$23,407	$200,077

Information related to operating lease activities was as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Operating lease right-of-use assets extinguished and obtained in exchange for operating lease liabilities, respectively	$97,122	$252,339	$-

On September 29, 2023, Singapore Garden entered into a lease agreement with a lease term of 24 months from October 1, 2023, to September 30, 2025, at a monthly rent of 3,200 SGD. Due to management considerations, the company has decided to terminate the lease agreement early, effective September 30, 2024.

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of October 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.33 years
Weighted average discount rate	3.65%

Maturities of lease liabilities as follow:

Twelve months ending October 31,	Amount
2025	$23,583
Total future minimum lease payments	23,583
Less: imputed interest	176
Present value of lease liabilities	$23,407